Borrowings - Summary of Movement in Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Beginning balance		₨ 579,475	$ 7,923	₨ 662,262
Cash flow		(11,009)	(150)	(89,854)
Other non-cash changes	[1]	1,324	18	3,830
Debt on acquisition through business combination		80	1
Foreign currency translation differences		(648)	(9)	3,237
Ending balance		569,222	$ 7,783	579,475
Short term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		112,710		229,820
Cash flow		(82,309)		(118,151)
Other non-cash changes	[1]	5,768		570
Debt on acquisition through business combination		80
Foreign currency translation differences		(163)		471
Ending balance		36,086		112,710
Long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	[2]	466,765		432,442
Cash flow	[2]	71,300		28,297
Other non-cash changes	[1],[2]	(4,444)		3,260
Foreign currency translation differences	[2]	(485)		2,766
Ending balance	[2]	₨ 533,136		₨ 466,765

[1]	Other non-cash changes comprises of amortisation of borrowing costs, foreign exchange difference on borrowings.
[2]	including current maturities of long-term borrowings